Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 522,000
Previously Paid Amount	0.00
Total Fee Amount	72.09
Total Offset Amount	0.00
Net Fee	72.09
Narrative - Max Aggregate Offering Price	$ 522,000
Final Prospectus	true